Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Related Tax Effects Allocated To Each Component Of Other Comprehensive Income Loss [Line Items]
Net actuarial gain/(loss), Before-Tax Amount	$ (74,853)	$ (135,492)	$ (9,058)
Amortization of transition obligation, Before-Tax Amount	867	867	867
Amortization of net actuarial (gain)/loss, Before-Tax Amount	25,597	15,569	12,122
Prior service cost, Before-Tax Amount	(2,423)
Regulatory adjustment, Before-Tax Amount	42,771	105,931	652
Pension plans other comprehensive income (loss), Before-Tax Amount	(8,041)	(13,125)	4,583
Unrealized/realized gain/(loss), Before-Tax Amount	2,959	(17,958)	(18,446)
Amounts reclassified into net income, Before-Tax Amount	2,801	1,169	97
FSIRS other comprehensive income (loss), Before-Tax Amount	5,760	(16,789)	(18,349)
Total other comprehensive income (loss), Before-Tax Amount	(2,281)	(29,914)	(13,766)
Net actuarial gain, Tax (Expense) or Benefit	28,444	51,487	3,442
Amortization of transition obligation, Tax (Expense) or Benefit	(329)	(330)	(329)
Amortization of net actuarial (gain)/loss, Tax (Expense) or Benefit	(9,727)	(5,916)	(4,606)
Prior service cost, Tax (Expense) or Benefit	921
Regulatory adjustment, Tax (Expense) or Benefit	(16,253)	(40,254)	(248)
Pension plans other comprehensive income (loss), Tax (Expense) or Benefit	3,056	4,987	(1,741)
Unrealized/realized gain/(loss), Tax (expense) or Benefit	(1,125)	6,824	7,010
Amounts reclassified into net income, Tax (Expense) or Benefit	(1,064)	(444)	(37)
FSIRS other comprehensive income (loss), Tax (Expense) or Benefit	(2,189)	6,380	6,973
Total other comprehensive income (loss), Tax (Expense) or Benefit	867	11,367	5,232
Net actuarial gain/(loss), Net-of-Tax Amount	(46,409)	(84,005)	(5,616)
Amortization of transition obligation, Net-of-Tax Amount	538	537	538
Amortization of net actuarial (gain)/loss, Net-of-Tax Amount	15,870	9,653	7,516
Prior service cost, Net-of-Tax Amount	(1,502)
Regulatory adjustment, Net-of-Tax Amount	26,518	65,677	404
Pension plans other comprehensive income (loss), Net-of-Tax Amount	(4,985)	(8,138)	2,842
Unrealized/realized loss, Net-of-Tax Amount	1,834	(11,134)	(11,436)
Amounts reclassified into net income, Net-of-Tax Amount	1,737	725	60
FSIRS other comprehensive income (loss), Net-of-Tax Amount	3,571	(10,409)	(11,376)
Total other comprehensive income (loss), net of tax	$ (1,414)	$ (18,547)	$ (8,534)